Financial Obligations (Details) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 31, 2011 USD ($) Y	Jul. 31, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Financial Obligations
Carrying amount of newly purchased equipments (leased assets) sold to a third party	$ 14,611	91,959	$ 14,590	91,829
Cash consideration for newly purchased equipments (leased assets) sold to a third party	14,300	90,000
Contract term (in years)	5	5
Loss recognized which is being deferred and amortized in the consolidated statements of operation over the remaining useful lives of the leased assets	311	1,959
Amount of the equipments and related depreciation recorded under capital lease
Equipments			15,099	95,034
Less: accumulated depreciation			(509)	(3,205)
Net Value	14,611	91,959	14,590	91,829
Future minimum payments required under non-cancellable sale-leaseback
2012			3,434	21,616
2013			3,434	21,616
2014			3,434	21,616
2015			3,434	21,616
2016			2,596	16,333
Total minimum lease payments			16,332	102,797
Less: Amount representing interest			2,440	15,357
Present value of net minimum lease payments			13,892	87,440
Current portion			(2,480)	(15,612)
Non-current portion			$ 11,412	71,828
Interest rate (as a percent)			7.245%	7.245%